SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Notes To Consolidated In Financial Statements
Machinery & Equipment	$ 18,300	$ 30,910	$ 1,465,566
Vehicles			57,431
Gross property and equipment	18,300	30,910	1,522,997
Less: accumulated depreciation	(17,150)	(28,710)	(1,127,820)
Less: reclassification to assets held for sale			(214,709)
Less: disposal of property and equipment			(178,200)
Net property and equipment	$ 1,150	$ 2,200	$ 2,268